Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 364,000.00
Previously Paid Amount	0.00
Total Fee Amount	50.27
Total Offset Amount	0.00
Net Fee	50.27
Narrative - Max Aggregate Offering Price	$ 364,000.00
Final Prospectus	true